RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 29, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
RELATED PARTY TRANSACTIONS
Goodwill		$ 92,669	¥ 637,147		$ 159,549	¥ 1,096,972	¥ 1,069,603
Founding Shareholder | Forthright Group
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 12,810
Goodwill	¥ 16,560
Win Yin | Forthright International
RELATED PARTY TRANSACTIONS
Ownership percentage acquired	100.00%
Consideration paid for acquisition	¥ 2,120
Goodwill	¥ 1,340
Chun Da
RELATED PARTY TRANSACTIONS
Fund investments (net of fair value loss)						¥ 154,180
Xie Yu | Advanced leasing agreement
RELATED PARTY TRANSACTIONS
Lease deposit paid in advance				¥ 20,000